OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
OTHER CURRENT ASSETS
Schedule of Other current assets
	As of December 31,
	2016	2017

Rental and other deposits	30,136	23,866
Assets held for sale	18,531	18,531
Others	484	254

	49,151	42,651